SHARE OPTIONS AND SHARE WARRANTS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share options and share warrants [Abstract]
Share-based payments - cost of sales	$ 35	$ 32	$ 9
Share-based payments - selling, general and administrative	893	1,349	1,541
Total - continuing operations	928	1,381	1,550
Share-based payments - discontinued operations		33
Total Share-based payments	$ 928	$ 1,414	$ 1,550